CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 920	$ 1,080	$ 1,402
Investment securities available for sale not other-than-temporarily impaired:
Gains (losses) arising during the year	79	90	(18)
Income tax effect	27	31	(6)
Net gains (losses)	52	59	(12)
Gains recognized in earnings		(46)	(4)
Income tax effect		(16)	(1)
Net gains recognized in earnings		(30)	(3)
Unrealized holding gains (losses) on investment securities available for sale not other-than-temporarily impaired, net of tax	52	89	(9)
Investment securities held to maturity other-than-temporarily impaired:
Total gains (losses)	43	(4)	(303)
Losses recognized in earnings	(19)	(12)	(131)
Gains (losses) recognized in comprehensive income	62	8	(172)
Income tax effect	21	3	(58)
Net gains (losses) recognized in comprehensive income	41	5	(114)
Accretion of other comprehensive loss on other- than-temporarily impaired securities held to maturity	347	831	855
Income tax effect	118	282	290
Net accretion	229	549	565
Unrealized holding gains on other-than-temporarily impaired securities held to maturity, net of tax	270	554	451
Other comprehensive income	322	643	442
COMPREHENSIVE INCOME	$ 1,242	$ 1,723	$ 1,844